Impairment of intangible assets and property, plant and equipment - Schedule of Allocation of Goodwill (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	[1]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	€ 44,519	€ 44,235	€ 40,264
Pharmaceuticals
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	36,565
Consumer Healthcare
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	6,594
Vaccines
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	€ 1,360

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).